Goodwill and intangible assets - Summary of Future Annual Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2024		$ 250
2025		250
2026		250
2027		250
2028		250
Thereafter		71
Net carrying amount	$ 1,258	$ 1,321	$ 2,528